Disclosures About Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 13 — DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

BMT uses fair value measurements to disclose the fair value of its financial instruments.  FASB’s ASC 825, Financial Instruments, requires disclosure of the estimated fair value of an entity’s assets and liabilities considered to be financial instruments. For fair value disclosure purposes, BMT utilized certain fair value measurement criteria under ASC 820, Fair Value Measurements (“ASC 820”), as explained below.

In accordance with ASC 820, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is best determined based upon quoted market prices.  However, in many instances, there are no quoted market prices for BMT’s financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The fair value guidance provides a consistent definition of fair value, focusing on an exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate.  In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.

The fair value guidance also establishes a fair value hierarchy and describes the following three levels used to classify fair value measurements:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The following methods and assumptions were used to estimate the fair values of BMT’s financial instruments as of March 31, 2021 and December 31, 2020:

Cash and cash equivalents:

The carrying amount reported on the balance sheet for cash and cash equivalents consists of a non-interest bearing deposit, which approximate its fair value. The deposit is classified as a Level 1 fair value, based upon the lowest level of input that is significant to its fair value measurement.

Accounts receivable:

The carrying amount of accounts receivable approximates fair value because of the short term nature of these items.

Payable to partner bank:

The payables to our partner bank represent the amount due resulting from normal operating activities between our partner bank and BMT. The carrying amount approximates its fair value due to the short term nature of the item.

Borrowings from partner bank:

BMT has a $10.0 million line of credit with our partner bank, with $5.4 million outstanding as of March 31, 2021. The carrying amount of the borrowings from our partner bank approximates its fair value due to its floating interest rate and short-term nature. The liability is classified as a Level 2 fair value based upon the lowest level of input that is significant to the fair value measurement.

Liability for Private Warrants:

The fair value of the Private Warrants was estimated using a modified version of the Black-Scholes option pricing formula for European calls. We assumed a term for the Private Warrants equal to the contractual term from the merger date and then discounted the resulting value to the valuation date. Among the key inputs and assumptions we used in the pricing formula at March 31, 2021 were the following: a term of 5 years; volatility of 20%; a dividend yield of zero; an underlying stock price of $11.65; a risk free interest rate of 0.85%; and a closing price of the Public Warrants of $2.00 per share. The warrant liability is classified as a Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement.

The estimated fair values of BMT’s financial instruments at March 31, 2021 and December 31, 2020 were as follows:

			Fair Value Measurements at March 31, 2021
(amounts in thousands)	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$17,379	$17,379	$17,379	$—	$—
Liabilities:
Borrowings from partner bank	$5,345	$5,345	$—	$5,345	$—
Liability for Private Warrants (a)	15,836	15,836	$—	$—	15,836

(a) The initial fair value of the warrants was $30.8 million on January 4, 2021, the merger date. The $15.0 million change in fair value during the first quarter was reported in Gain on fair value of private warrant liability on the statements of income (loss).

			Fair Value Measurements at December 31, 2020
(amounts in thousands)	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$2,989	$2,989	$2,989	$—	$—
Liabilities:
Borrowings from partner bank	$21,000	$21,000	$—	$21,000	$—

Note 8 — Fair Value Measurement

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities in Trust Account	1	$27,713,815	$175,410,617
Liabilities:
Public Warrants	1	$49,093,778	$5,417,244
Private Placement Warrants	2	$26,880,161	$2,222,649

There were no transfers between different levels of the valuation hierarchy during the years ended December 31, 2020 or 2019. Transfer to/from Levels 1, 2, and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs.

Public prices are used as valuation inputs for both the public and private warrants.